1
The Gabelli Go Anywhere Trust
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 0.0%
Health Care  — 0.0%
40,000 Achaogen Inc.†(a) ................. $ 0
RIGHTS  — 0.0%
Health Care  — 0.0%
10,000 Dova Pharmaceuticals Inc., CVR† ...... 1,250

1,862
TOTAL RIGHTS ................ 1,862
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 100.0%
$ 25,309,000 U.S. Treasury Bills,
0.014% to 0.060%††, 10/07/21 to
03/24/22 ................... 25,306,864
TOTAL INVESTMENTS — 100.0% ....
(Cost $25,345,689) ............ $ 25,308,726
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
CVR Contingent Value Right